Product Milestone Payments and Royalty Agreements - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2005	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Royalty Agreement [Line Items]
Additional consideration of asset purchase agreement	$ 10,950,000
Common stock shares	36,135
Payments related to the additional considerations		$ 0	$ 0	$ 0	$ 0
Minimum [Member]
Royalty Agreement [Line Items]
Maximum royalty payments percentage	1.75%
Maximum [Member]
Royalty Agreement [Line Items]
Maximum royalty payments percentage	4.00%